Cover	Mar. 02, 2026
Cover [Abstract]
Entity Registrant Name	GUIDED THERAPEUTICS, INC.
Entity Central Index Key	0000924515
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 02, 2026
Entity File Number	000-22179
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	58-2029543
Entity Address Address Line 1	5835 Peachtree Corners East
Entity Address Address Line 2	Suite B
Entity Address City Or Town	Peachtree Corners
Entity Address Postal Zip Code	30092
City Area Code	770
Local Phone Number	242-8723
Entity Address State Or Province	GA
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false